Cash Flow Statements Reconciliation - Summary of Cash Flow Statements Reconciliation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
(a) Reconciliation to cash at the end of the year
Cash at bank and in hand	$ 44,631,293	$ 118,193,177	$ 42,650,858
Cash and cash equivalents	44,631,293	118,193,177	42,650,858	$ 15,121,820
(b) Reconciliation of net loss after tax to net cash flows from operations
Net loss for the year	(92,817,371)	(45,344,496)	(11,123,199)
Adjustments for:
Income tax benefit recognized in profit or loss	(6,299,286)	(4,938,846)	(5,708,767)
Net loss of disposal of non-current assets	169	1,434	1,243
Depreciation of non-current assets	11,917	15,012	14,926
Depreciation of right-of-use assets	66,465	91,656	81,611
Share-based payments expense	5,251,572	3,897,638	732,688
Net exchange differences	2,813,993	11,011,961	265,989
Adjustments to reconcile profit (loss)	1,844,830	10,077,421	(4,613,553)
Changes in:
Payables	8,511,607	(1,552,443)	(125,492)
Receivables	307,618	(369,712)	12,127
Prepayments	5,730,207	(14,231,546)	(30,994)
Provisions	115,259	40,510	72,794
Net cash flows used in operating activities before tax	(76,307,850)	(51,380,266)	(15,808,317)
R&D tax incentive received	4,972,898	5,834,099	10,118,697
Net cash flows used in operating activities	(71,334,952)	(45,546,167)	(5,689,620)
(c) Reconciliation of borrowings arising from financing activities
Beginning Balance	93,852	167,460
Non-cash addition			251,189
Payment of lease liabilities	(85,578)	(87,373)	(66,781)
Exchange on translation	$ (8,274)	13,765	(16,948)
Ending Balance		$ 93,852	$ 167,460